Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories	13. Inventories
	2024	2023
	US$	US$
Raw materials	17,368	64,184
Finished goods	422,826	-
	440,194	64,184